SHAREHOLDERS' EQUITY (Details)		1 Months Ended		12 Months Ended
	Feb. 06, 2017 shares	Jun. 30, 2018 shares	Dec. 22, 2017 shares	Dec. 31, 2018 CAD ($) Decimalitem	Dec. 31, 2017 CAD ($) Decimalitem	Dec. 31, 2017 CAD ($) shares Decimalitem	Dec. 31, 2017 CAD ($) Decimalitem
Disclosure of Shareholder's Equity [Abstract]
Number of options, Balance at beginning of year | Decimalitem				3,640,000			3,020,000
Number of options, Granted during the year	100,000	200,000	1,010,000	240,000			1,110,000
Number of options, Exercised during the year				0		355,000	(355,000)
Number of options, Expired during the year | Decimalitem				(750,000)			(135,000)
Number of options, Balance at end of the year | Decimalitem				3,130,000			3,640,000
Number of options, Options exercisable at the end of the year | Decimalitem				2,183,334	2,530,000	2,530,000	2,530,000
Weighted average exercise price, Balance at beginning of year				$ 4.40	$ 4.68
Weighted average exercise price, Granted during the year				3.30	3.69
Weighted average exercise price, Exercised during the year				0	4.44
Weighted average exercise price, Expired during the year				5.00	4.84
Weighted average exercise price, Balance at end of the year				4.17	4.40
Weighted average exercise price, Options exercisable at the end of the year				$ 4.45	$ 4.70	$ 4.70	$ 4.70